INCOME TAX - Components of the income tax provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current expense
Federal					$ 783,546
State					0	$ 0
Deferred benefit
Federal					(312,476)	(4,673)
State					1,670	(1,670)
Change in Valuation Allowance					310,806	$ 6,343
Income tax expense	$ 236,909	$ 108,421	$ 799,505	$ 108,421	$ 783,546